Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Cash and Cash Equivalents per Statement of Cash Flows

		December 31, 2022	December 31, 2021
	Note	€m	€m
Cash and cash equivalents		369.4	254.0
Restricted cash		0.3	0.2
Cash and cash equivalents		369.7	254.2
Bank overdraft	22	(2.9)	—
Cash and cash equivalents per Statement of Cash Flows		366.8	254.2